Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Mar. 31, 2021	Oct. 31, 2020	Apr. 30, 2020
ASSETS
Receivables from brokerage clients, net	$ 21,535		$ 33,951
Other assets	16,063		18,856
Total assets	1,669,058		1,715,865	$ 1,673,745
LIABILITIES
Bank deposits	26,174		28,969
Payables to brokerage clients	20,514		35,143
Other liabilities	23,543		30,476
Total liabilities	1,574,543		1,620,366
Stockholders' equity	94,515		95,499
Total liabilities and equity	$ 1,669,058		$ 1,715,865
Charles Schwab Corporation [member]
ASSETS
Receivables from brokerage clients, net		$ 91,831
Available for sale securities		420,377
Other assets		180,365
Total assets		692,573
LIABILITIES
Bank deposits		454,660
Payables to brokerage clients		124,561
Other liabilities		45,019
Total liabilities		624,240
Stockholders' equity		68,333
Total liabilities and equity		$ 692,573